Long-term Investments - Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments
Balance at the beginning of the year	$ 1,212,640	$ 860,003	$ 526,587
New investments	775,637	428,790	234,257
Income (loss) from investments	(11,766)	218	19,471
Investment impairment	(36,309)	(6,609)	(17,960)
Unrealized gain (loss), net	(80,795)	24,892	75,450
Disposal\dilution of investments	(521,848)	(65,648)
Disposal\change in interest of investment			48,413
Changes from cost method to consolidation			(12,684)
Dividend received	(3,103)	(16,667)	(9,970)
Foreign exchange impact	(16,249)	(12,339)	(3,561)
Balance at the end of the year	1,318,207	1,212,640	860,003
Cost Method
Long-term Investments
Balance at the beginning of the year	554,921	263,202	164,737
New investments	331,949	317,817	180,854
Investment impairment	(29,032)	(6,609)	(10,126)
Disposal\dilution of investments	(67,658)	(5,416)
Disposal\change in interest of investment			(37,625)
Changes from cost method to consolidation			(12,684)
Changes from cost method to available-for-sale securities		(7,788)	(20,000)
Foreign exchange impact	(7,889)	(6,285)	(1,954)
Balance at the end of the year	782,291	554,921	263,202
Equity Method
Long-term Investments
Balance at the end of the year	381,600
Equity Method | E-House
Long-term Investments
Balance at the beginning of the year	210,461	226,640	175,205
New investments	139,953
Income (loss) from investments	(3,760)	1,873	10,138
Disposal\dilution of investments	(341,052)	(4,453)
Disposal\change in interest of investment			48,298
Dividend received		(10,259)	(5,867)
Foreign exchange impact	(5,602)	(3,340)	(1,134)
Balance at the end of the year		210,461	226,640
Equity Method | Leju
Long-term Investments
Balance at the beginning of the year	4,344
New investments	195,126	4,453
Income (loss) from investments	308	245
Dividend received		(293)
Foreign exchange impact	(116)	(61)
Balance at the end of the year	199,662	4,344
Equity Method | Others
Long-term Investments
Balance at the beginning of the year	131,417	107,697	46,970
New investments	56,160	41,954	13,763
Income (loss) from investments	(8,314)	(1,900)	9,333
Investment impairment	(2,455)		(5,187)
Disposal\dilution of investments	10,902	(7,566)
Disposal\change in interest of investment			47,394
Dividend received	(3,103)	(6,115)	(4,103)
Foreign exchange impact	(2,642)	(2,653)	(473)
Balance at the end of the year	181,965	131,417	107,697
Available for Sale Securities
Long-term Investments
Balance at the beginning of the year	311,497	262,464	139,675
New investments	52,449	64,566	39,640
Investment impairment	(4,822)		(2,647)
Unrealized gain (loss), net	(80,795)	24,892	75,450
Disposal\dilution of investments	(124,040)	(48,213)
Disposal\change in interest of investment			(9,654)
Changes from cost method to available-for-sale securities		7,788	20,000
Balance at the end of the year	$ 154,289	$ 311,497	$ 262,464